HSBC INVESTOR FUNDS

               HSBC INVESTOR CALIFORNIA TAX-FREE MONEY MARKET FUND
                       HSBC INVESTOR CASH MANAGEMENT FUND
                         HSBC INVESTOR MONEY MARKET FUND
                HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND
                    HSBC INVESTOR TAX-FREE MONEY MARKET FUND
                 HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND
                  HSBC INVESTOR U.S. TREASURY MONEY MARKET FUND

                       SUPPLEMENT DATED SEPTEMBER 20, 2007
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2007,
                           AND AS SUPPLEMENTED TO DATE


          The description of Class D Shares under "Purchasing and Adding to Your Shares" on page 49 of the Prospectus is replaced with the following:

          CLASS D SHARES are similar to Class A Shares, except that Class D Shares are offered to clients of the Adviser's affiliates and certain retirement plans and are subject to lower operating expenses.














        INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                                FUTURE REFERENCE